Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segments
Summary of the Group's breakdown of net revenues by type of goods or services, operating segment results and expenses by operating segments

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Net revenues:
Marketing Solutions
- Sales agent	—	2,549	2,549	—	1,818	1,818	1,201
- Cost-plus	3,832	5,077	8,909	2,142	2,619	4,761	2,886
- Specified actions	67,672	26,826	94,498	57,303	22,599	79,902	19,441
	71,504	34,452	105,956	59,445	27,036	86,481	23,528
Enterprise Solutions
- SaaS products and services	51,005	12,119	63,124	37,721	9,015	46,736	9,278
	122,509	46,571	169,080	97,166	36,051	133,217	32,806
Cost of revenues:
Marketing Solutions
- Specified actions	(117,767)	(20,373)	(138,140)	(52,791)	(14,324)	(67,115)	(13,596)
Enterprise Solutions
- SaaS products and services	(32,840)	(2,232)	(35,072)	(28,614)	(2,646)	(31,260)	(2,463)
	(150,607)	(22,605)	(173,212)	(81,405)	(16,970)	(98,375)	(16,059)
Gross profit/(loss):
Marketing Solutions
- Sales agent	—	2,549	2,549	—	1,818	1,818	1,201
- Cost-plus	3,832	5,077	8,909	2,142	2,619	4,761	2,886
- Specified actions	(50,095)	6,453	(43,642)	4,512	8,275	12,787	5,845
	(46,263)	14,079	(32,184)	6,654	12,712	19,366	9,932
Enterprise Solutions
- SaaS products and services	18,165	9,887	28,052	9,107	6,369	15,476	6,815
	(28,098)	23,966	(4,132)	15,761	19,081	34,842	16,747

	For the year ended December 31,
	2022	2023	2024
	Continuing	Continuing	Continuing
	operations	operations	operations
Gross profit derived from operating segments	23,966	19,081	16,747

Marketing solutions:
Payroll expense	(7,342)	(9,178)	(7,503)
Other segment items (Note (i))	(16,904)	(8,417)	(14,036)
	(24,246)	(17,595)	(21,539)

Enterprise solutions:
Payroll expense	(5,745)	(4,599)	(5,103)
Other segment items (Note (i))	(6,587)	(6,847)	(7,412)
	(12,332)	(11,446)	(12,515)

Impairment charges	(11,678)	(1,684)	(53)
Interest income	711	1,162	1,083
Interest expense	(61)	(193)	(511)
Others unallocated expenses (Note (ii))	(20,052)	(3,008)	(7,218)
	(31,080)	(3,723)	(6,699)
Net loss	(43,692)	(13,683)	(24,006)

Note:

(i)	Other segment items include research and development expenses, sales and marketing expenses and general and administrative expenses other than payroll expense.

(ii)	Other unallocated expenses include share of losses from equity investee, income tax (expense)/credit and other losses, net, namely fair value changes of investments and exchange difference.

Summary of revenue generated for the respective countries

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
PRC	118,148	22,063	140,211	96,743	12,983	109,726	12,071
Hong Kong	4,361	24,300	28,661	385	22,643	23,028	20,414
Others	—	208	208	38	425	463	321
	122,509	46,571	169,080	97,166	36,051	133,217	32,806